INCOME TAXES (Details Textual)	12 Months Ended
	Dec. 31, 2016 CAD	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CAD
Effective Income Tax Rate Reconciliation, Tax Credit, Research, Amount | $		$ 104,782
Operating Loss Carryforwards | CAD	CAD 1,130,809		CAD 491,372
Operating Loss Carryforwards, Expiration Period	20 years